UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23806

Pender Real Estate Credit Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

Copies to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Pender Real Estate Credit Fund

Semi-Annual Report June 30, 2024 (Unaudited)

i

Pender Real Estate Credit Fund Consolidated Schedule of Investments June 30, 2024 (Unaudited)
	Spread	Coupon Rate (%)	Maturity Date	Original Acquisition Date	Principal Amount	Cost	Fair Value
Private Debt — 106.9%(1),(2)
Directly Originated Loans — 0.0%
Retail — 0.0%
David Streeter	N/A	6.00	7/1/2026	5/21/2021	$45,530	$45,530	$45,644
Total Directly Originated Loans						45,530	45,644

Senior Mortgage Loans — 106.9%
Hospitality — 1.1%
2422 Ridgeway ABL I Holdings, LLC(3)	TBILL1M + 4.00%	9.35	8/1/2025	5/1/2022	2,038,315	2,054,717	2,043,411
Wattsburg Hospitality, LLC(3),(4)	TBILL1M + 4.20%	9.00	4/1/2025	3/29/2023	1,950,000	1,905,971	1,910,846
						3,960,688	3,954,257
Industrial — 0.3%
100 Queensway St., LLC	N/A	9.00	10/1/2024	12/22/2022	1,046,100	1,109,100	1,048,715

Mixed Use — 17.1%
1810 Chestnut Street Development, LLC(3),(4)	TBILL1M + 8.17%	13.52	8/1/2024	8/2/2022	11,350,000	11,209,919	11,266,669
2601 Tandy ABL I Holdings, LLC(3),(4)	SOFR1M + 4.13%	9.00	4/1/2025	4/1/2023	10,950,000	10,907,075	10,649,750
MBRV, LLC	N/A	6.00	1/1/2025	9/30/2019	4,950,000	4,950,000	4,987,125
C & S Storage, LLC(3)	SOFR1M + 2.88%	7.75	5/1/2025	3/31/2023	27,075,050	27,075,050	27,142,738
The Elms MT, LLC(3)	SOFR1M + 7.43%	12.74	5/1/2025	4/29/2024	7,200,000	7,200,000	7,200,000
						61,342,044	61,246,282
Mobile Home Park — 0.7%
WF Houston, LLC	N/A	7.00	5/1/2025	4/27/2021	2,680,000	2,573,500	2,686,700

Multifamily — 72.9%
2233 Woburn St., LLC(3)	TBILL1M + 3.50%	7.00	11/1/2024	10/26/2022	3,375,000	3,400,313	3,383,438
Brazos Thread Owner 1, LLC(4)	N/A	8.00	7/1/2025	6/14/2023	11,075,000	9,921,356	9,949,044
Brazos Thread Owner 2, LLC(4)	N/A	8.00	7/1/2025	6/14/2023	10,250,000	9,283,038	9,308,663
Brazos Thread Owner 3, LLC(4)	N/A	8.00	7/1/2025	6/14/2023	20,200,000	18,877,563	18,928,063
Grandview Apartments 1002, LLC(3)	TBILL1M + 3.50%	8.50	3/1/2025	2/27/2023	4,000,000	4,000,000	4,010,000
KSA GP, LLC(3),(4)	TBILL1M + 4.00%	6.00	6/1/2024	5/4/2022	3,000,000	2,739,041	2,836,541
Lebanon 10, LLC(3)	SOFR1M + 2.38%	7.25	4/1/2025	3/31/2023	3,927,792	3,927,792	3,937,611
LNX Uptown, LLC(3),(4)	SOFR1M + 2.94%	8.25	6/1/2025	5/24/2024	25,500,000	18,081,817	18,081,817
MF Opp Fund I, LLC	N/A	10.00	7/1/2025	6/14/2023	34,000,000	34,000,000	34,085,000
OKC1 Huntington Holdings, LLC(3),(4),(5)	TBILL1M + 6.35%	11.70	7/1/2024	10/29/2021	14,125,000	13,858,125	13,858,125
PDGL Trust, LLC(3)	SOFR1M + 4.44%	9.75	6/1/2025	5/23/2024	14,000,000	14,000,000	14,000,000
Prosper GP LP, LLC	N/A	10.00	10/1/2024	9/15/2023	23,400,000	23,400,000	23,458,500
Riverbend PEGP, LLC	N/A	11.00	10/1/2024	10/6/2023	17,500,000	17,500,000	17,543,750
Sage Richmond, LLC(3),(4)	TBILL1M + 7.00%	12.35	1/1/2025	6/28/2022	3,800,000	3,856,962	3,820,662

Pender Real Estate Credit Fund Consolidated Schedule of Investments — (Continued) June 30, 2024 (Unaudited)
	Spread	Coupon Rate (%)	Maturity Date	Original Acquisition Date	Principal Amount	Cost	Fair Value
Sandman 4 Apartments, LLC(3)	SOFR1M + 3.93%	9.25	12/1/2024	11/16/2023	$4,400,000	$4,400,000	$4,411,000
Somerset Apartments, LLC(3)	TBILL1M + 2.00%	7.00	1/1/2025	12/8/2022	7,500,000	7,556,250	7,518,750
TMF Normandy Holdings, LLC(3),(4)	TBILL1M + 6.40%	11.70	12/1/2024	11/16/2021	4,350,000	4,261,991	4,264,166
WAM Harvey, LLC	N/A	13.00	4/1/2025	3/12/2024	26,000,000	26,000,000	26,065,000
Warrior Fund I, LLC	N/A	12.00	8/1/2024	2/1/2024	30,500,000	30,500,000	30,652,500
Wesley GP, LLC(3)	TBILL1M + 4.00%	6.00	1/1/2025	5/31/2022	8,350,000	8,162,125	8,362,525
Yakima 28, LLC(3)	TBILL1M + 2.00%	7.00	12/1/2024	11/29/2022	4,060,000	4,090,450	4,070,150
						261,816,822	262,545,304
Office — 11.2%
5751 Kroger ABL I Holidings, LLC(3),(4)	SOFR1M + 3.13%	10.00	5/1/2025	4/1/2023	6,950,000	6,225,143	6,051,393
CP NJ Short Hills Pender, LLC	N/A	12.00	2/1/2025	2/6/2024	34,400,000	34,400,000	34,400,000
						40,625,143	40,451,393
Retail — 3.6%
710 Route 38 ABL I Holdings, LLC(3)	TBILL1M + 5.35%	11.00	12/1/2024	12/27/2022	12,950,000	12,980,500	12,982,375
Total Senior Mortgage Loans						384,407,797	384,915,025

Total Private Debt						384,453,326	384,960,669

Real Estate Owned — 10.1%(6)
Repossessed Property — 10.1%
Mixed Use — 0.9%
Theos Fedro Holdings, LLC(4)	N/A	N/A	N/A	N/A	N/A	3,191,305	3,191,305
Multifamily — 9.2%
3390 Fairburn, LLC(4)	N/A	N/A	N/A	N/A	N/A	33,055,863	32,973,363
Total Real Estate Owned						36,247,168	36,164,668

Total Investments (Cost $420,700,494) — 117.0%							$421,125,337
Liabilities in excess of other assets (17.0%)							(61,150,893)
Net Assets — 100%							$359,974,444

____________

LLC — Limited Liability Company

TBILL1M — One month term U.S. Treasury Bill

SOFR1M — One month term Secured Overnight Financing Rate

(1)      All Private Debt investments are restricted securities. The total value of these securities is $384,960,669, which represents 106.9% of total net assets of the Fund

(2)      All Private Debt investments are Level 3 securities fair valued using significant unobservable inputs.

(3)      Floating rate security.

(4)      A portion of this holding is subject to unfunded commitments.

(5)      In default for failure to make timely interest or principal repayments on debt.

(6)      All Real Estate Owned investments are Level 3 holdings fair valued using significant unobservable inputs.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Summary of Investments June 30, 2024 (Unaudited)
Security Type	Percent of Total Net Assets
Private Debt
Directly Originated Loans	0.0%
Senior Mortgage Loans	106.9%
Total Private Debt	106.9%
Real Estate Owned
Repossessed Property	10.1%
Total Real Estate Owned	10.1%
Total Investments	117.0%
Liabilities in excess of other assets	(17.0)%
Net Assets	100.0%
Property Type	Percent of Total Net Assets
Private Debt
Hospitality	1.1%
Industrial	0.3%
Mixed Use	17.1%
Mobile Home Park	0.7%
Multifamily	72.9%
Office	11.2%
Retail	3.6%
Total Private Debt	106.9%

Real Estate Owned
Mixed Use	0.9%
Multifamily	9.2%
Total Real Estate Owned	10.1%
Total Investments	117.0%
Liabilities in excess of other assets	(17.0)%
Net Assets	100.0%

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Statement of Assets and Liabilities June 30, 2024 (Unaudited)
Assets:
Investments, at fair value (cost $420,700,494)	$421,125,337
Unearned upfront investment income	(1,319,963)
Total Investments, at fair value, less unearned upfront investment income	$419,805,374
Cash	9,293,653
Interest receivable	5,900,154
Fund shares sold receivable	1,722,081
Loan exit fees receivable	1,129,676
Prepaid expenses	1,067,897
Due from borrowers	750,000
Prepaid trustee fees	8,662
Total Assets	439,677,497

Liabilities:
Line of credit (Note 11)	58,000,000
Borrower reserves	14,450,938
Shareholder distributions payable	2,894,994
Due to other accounts	1,843,083
Interest payable on lines of credit	434,417
Investment management fee payable, including recouped waived fees and reimbursed expenses	415,916
Incentive fee payable, net of voluntary waiver	235,134
Distribution and servicing fee payable – I1 Class	108,344
Loan servicing fees payable	14,619
Other accrued liabilities	1,305,608
Total Liabilities	79,703,053
Commitments and contingencies (Note 8)
Net Assets	$359,974,444
Composition of Net Assets:
Paid-in capital	$359,380,166
Total distributable earnings	594,278
Net Assets	$359,974,444
Net Assets Attributable to:
I1 Class Shares	$134,304,502
I2 Class Shares	225,669,942
$359,974,444
Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized):
I1 Class Shares	13,380,239
I2 Class Shares	22,485,268
35,865,507
Net Asset Value per Share:
I1 Class Shares	$10.04
I2 Class Shares	10.04

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Statement of Operations For the Six Months Ended June 30, 2024 (Unaudited)
Investment Income:
Interest income	$18,805,936
Loan origination fees	2,142,707
Exit loan income	355,703
Other income	813,802
Total Investment Income	22,118,148
Expenses:
Investment management fee (Note 4)	2,480,448
Incentive fee (Note 4)	1,665,935
Interest expense on lines of credit	1,527,312
Other fees	416,337
Origination fees on lines of credit	346,098
Legal fees(1)	283,373
Fund acct. & admin fees	166,675
Distribution and servicing fees – I1 Class (Note 5)	165,474
Audit and tax fees	111,023
Loan servicing fees	87,028
Offering costs	85,746
Custody fees	50,666
Transfer agency fees	47,010
Research fees	38,193
Trustee fees	23,935
Insurance fees	19,769
Chief compliance officer fees	15,255
Total Expenses Before Recoupment and Voluntary Waiver	7,530,277
Add: Waived fees and reimbursed Fund expenses recouped by the Investment Manager (Note 4)	498,512
Less: Voluntary waiver of fees (Note 4)	(410,088)
Net Expenses	7,618,701
Net Investment Income	14,499,447

Net Change in Unrealized Appreciation on Investments	160,343
Net Increase in Net Assets from Operations	$14,659,790

____________

(1)      Includes extraordinary expenses incurred during the period. Extraordinary expenses related to litigation expenses incurred in the amount of $88,850 which were excluded from the contractual expense limitation due to their nature. Please see Note 4 in the Notes to the Consolidated Financial Statements for additional information.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023(1)
Net Increase in Net Assets from:
Operations:
Net investment income	$14,499,447	$14,105,882
Net change in unrealized appreciation	160,343	264,500
Net Increase in Net Assets Resulting from Operations	14,659,790	14,370,382

Distributions to Shareholders:
Distributions:
I1 Class	(5,262,076)	(7,265,329)
I2 Class	(8,987,849)	(6,920,640)
Net Decrease in Net Assets from Distributions to Shareholders	(14,249,925)	(14,185,969)

Capital Transactions:
Proceeds from shares sold:
I1 Class	28,036,425	163,458,837 (2)
I2 Class	28,596,330	201,111,257 (2)
Reinvestment of distributions:
I1 Class	269,181	413,788
I2 Class	365,729	134,130
Cost of shares repurchased:
I1 Class	(34,972,041)	(23,601,937)
I2 Class	(3,989,097)	(542,436)
Net Increase in Net Assets from Capital Transactions	18,306,527	340,973,639

Total Net Increase in Net Assets	18,716,392	341,158,052

Net Assets
Beginning of period	341,258,052	100,000 (3)
End of period	$359,974,444	$341,258,052

Capital Share Transactions:
Shares sold:
I1 Class	2,786,836	16,324,271
I2 Class	2,842,632	20,042,579
Shares issued in reinvestment of distributions:
I1 Class	26,818	41,253
I2 Class	36,437	12,934
Shares redeemed:
I1 Class	(3,469,902)	(2,339,037)
I2 Class	(395,593)	(53,721)
Net Increase in Capital Shares Outstanding	1,827,228	34,028,279

____________

(1)      Reflects operations for the period from April 24, 2023 (commencement of operations) to December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)      Includes $208,688,447 of paid-in-capital received from an in-kind subscription effective as of the close of business on April 21, 2023. The total value received of $208,688,447 from this non-taxable event represented $267,939,177 in securities cost, $0 in net unrealized appreciation, $10,743,748 in cash and $(69,994,478) in other net liabilities in exchange for 12,544,961 shares of I1 Class and 8,323,884 shares of I2 Class.

(3)      On December 19, 2022 the Investment Manager made an initial Class I1 Shares purchase of 10,000 shares for $100,000 at a net asset value of $10.00 per share.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Statement of Cash Flows For the Six Months Ended June 30, 2024 (Unaudited)
Cash Flows from Operating Activities
Net increase in net assets from operations	$14,659,790
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net change in unrealized appreciation from investments	(160,343)
Purchases of investments	(156,566,201)
Sales of investments	65,395,215
Loan holdbacks	20,746
Paydown losses	99,689
(Increase)/Decrease in Assets:
Interest receivable	(2,491,475)
Unearned upfront investment income	(643,707)
Loan exit fees receivable	(82,403)
Due from borrowers	(750,000)
Fund shares sold receivable	444,566
Deferred offering costs	85,746
Prepaid expenses	371,526
Prepaid trustee fees	(3,066)
Increase/(Decrease) in Liabilities:
Interest payable on lines of credit	275,689
Loan servicing fees payable	1,196
Shareholder distributions payable	2,894,994
Incentive fee payable, net of voluntary waiver	109,812
Distribution and servicing fee payable – I1 Class	8,408
Borrower reserves	4,745,919
Investment management fee payable, including recouped waived fees and reimbursed expenses	(2,297)
Due to other accounts	(331,940)
Other accrued liabilities	701,941
Net Cash Used in Operating Activities	(71,216,195)

Cash Flows from Financing Activities
Proceeds from lines of credit	93,000,000
Payments made on lines of credit	(35,000,000)
Proceeds from shares sold	56,632,755
Distributions paid to shareholders, net of reinvestments	(13,615,015)
Payments for shares repurchased, net of repurchase fees	(38,961,138)
Net Cash Provided by Financing Activities	62,056,602

Net Decrease in Cash	(9,159,593)
Cash at beginning of period	18,453,246
Total Cash at End of Period	$9,293,653
Supplemental Disclosure of Cash Activity
Interest paid on lines of credit	$1,207,926
Supplemental Disclosure of Non-Cash Activity
Reinvestment of distributions	$634,910

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Financial Highlights I1 Class Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Period	$10.03		$10.00
Income from Investment Operations:
Net investment income(2)	0.41		0.57
Net realized and unrealized gain on investments	0.01		0.02
Total from investment operations	0.42		0.59

Distributions to Shareholders:
From net investment income	(0.41)		(0.56)
Total distributions to shareholders	(0.41)		(0.56)
Net Asset Value, End of Period	$10.04		$10.03
Total Return(3),(4)	4.22%		6.08%

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$134,305		$140,731
Net investment income to average net assets(5),(6)	8.64	%(7),(8)	8.38	%(9),(10)
Gross expenses to average net assets(5)	4.02	%(8)	6.37	%(10)
Net expenses to average net assets(5),(6)	4.19	%(7),(8)	6.00	%(9),(10)
Portfolio turnover rate(3),(11)	17%		20%
Credit Facility
Senior securities, end of period (000’s)	$58,000		$—
Asset coverage, per $1,000 of senior security principal amount	7,206		—
Asset coverage ratio of senior securities	721%		0%

____________

(1)      Reflects operations for the period April 24, 2023 (commencement of operations) through December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)      Per share data is computed using the average shares method.

(3)      Not annualized for periods less than one year.

(4)      Total return based on the net asset value per share is the combination of changes in net asset value per share and reinvested distributions at net asset value per share, if any.

(5)      Annualized, with the exception of extraordinary fees, incentive fees, and organizational costs.

(6)      Extraordinary expenses, incentive fees, loan servicing fees, and fees and expenses associated with lines of credit are exclusive of the 2.75% expense cap.

(7)      Includes an annualized expense recoupment of 0.29% and a non-annualized 0.12% voluntary waiver of incentive fees. The dollar amount of each is listed in the Statement of Operations.

(8)      If the incentive fee and incentive fee waiver had been excluded, the gross expense ratio would have decreased by 0.48%, the net expense ratio would have decreased by 0.36%, and the net investment income ratio would have increased by 0.36%.

(9)      Includes an annualized contractual expense waiver of 0.10% and a non-annualized 0.27% voluntary waiver of incentive fees.

(10)    If the incentive fee and incentive fee waiver had been excluded, the gross expense ratio would have decreased by 0.63%, the net expense ratio would have decreased by 0.36%, and the net investment income ratio would have increased by 0.36%.

(11)    Calculated at Fund level.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Consolidated Financial Highlights I2 Class Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Period	$10.03		$10.00
Income from Investment Operations:
Net investment income(2)	0.43		0.59
Net realized and unrealized gain on investments	—	(3)	0.02
Total from investment operations	0.43		0.61

Distributions to Shareholders:
From net investment income	(0.42)		(0.58)
Total distributions to shareholders	(0.42)		(0.58)
Net Asset Value, End of Period	$10.04		$10.03
Total Return(4),(5)	4.35%		6.26%

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$225,670		$200,527
Net investment income to average net assets(6),(7)	8.89	%(8),(9)	8.63	%(10),(11)
Gross expenses to average net assets(6)	3.77	%(9)	6.12	%(11)
Net expenses to average net assets(6),(7)	3.94	%(8),(9)	5.75	%(10),(11)
Portfolio turnover rate(4),(12)	17%		20%
Credit Facility
Senior securities, end of period (000’s)	$58,000		$—
Asset coverage, per $1,000 of senior security principal amount	7,206		—
Asset coverage ratio of senior securities	721%		0%

____________

(1)      Reflects operations for the period April 24, 2023 (commencement of operations) through December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)      Per share data is computed using the average shares method.

(3)      Amount represents less than $0.01 per share.

(4)      Not annualized for periods less than one year.

(5)      Total return based on the net asset value per share is the combination of changes in net asset value per share and reinvested distributions at net asset value per share, if any.

(6)      Annualized, with the exception of extraordinary fees, incentive fees, and organizational costs.

(7)      Extraordinary expenses, incentive fees, loan servicing fees, and fees and expenses associated with lines of credit are exclusive of the 2.50% expense cap.

(8)      Includes an annualized expense recoupment of 0.29% and a non-annualized 0.12% voluntary waiver of incentive fees. The dollar amount of each is listed in the Statement of Operations.

(9)      If the incentive fee and incentive fee waiver had been excluded, the gross expense ratio would have decreased by 0.48%, the net expense ratio would have decreased by 0.36%, and the net investment income ratio would have increased by 0.36%.

(10)    Includes an annualized contractual expense waiver of 0.10% and a non-annualized 0.27% voluntary waiver of incentive fees.

(11)    If the incentive fee and incentive fee waiver had been excluded, the gross expense ratio would have decreased by 0.63%, the net expense ratio would have decreased by 0.36%, and the net investment income ratio would have increased by 0.36%.

(12)    Calculated at Fund level.

See accompanying Notes to the Consolidated Financial Statements.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

1. Organization

Pender Real Estate Credit Fund (the “Fund”) was organized as a Delaware statutory trust on May 4, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. Pender Capital Management, LLC, an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser (the “Investment Manager”). The Fund has an inception date of April 21, 2023 and commenced operations on the following business day.

Simultaneous with the commencement of the Fund’s operations, a private fund managed by the Investment Manager, Pender Capital Asset Based Lending I, LP (the “Predecessor Fund”), reorganized and transferred all of its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective and pursued investment strategies that were substantially similar to those of the Fund. The Fund and the Predecessor Fund share the same Investment Manager and portfolio managers.

The Fund currently offers two classes of shares: I1 Class Shares and I2 Class Shares. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. As a result of the reorganization, $208,688,447 of net assets from the Predecessor Fund were transferred into the Fund in exchange for 12,544,961 I1 Class Shares and 8,323,884 I2 Class Shares.

The Fund’s investment objective is to generate risk-adjusted current income, while seeking to prioritize capital preservation through real estate-related investments that are predominantly credit investments secured by real estate located in the United States. The Fund pursues its investment objective by investing, under normal circumstances, at least 95% of its net assets, including the amount of any borrowings for investment purposes, in a portfolio of real estate-related credit investments. These investments may include, without limitation: (i) private real estate investments primarily in the form of debt (“Private Debt”), and (ii) publicly traded real estate debt securities (“Public Securities”).

The Fund’s Board of Trustees (the “Board” or “Board of Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

Basis for Consolidation

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Statement of Cash Flows include two active wholly owned subsidiaries as of June 30, 2024: Pender Credit Holdings I, LLC and Pender ABL I OW, LLC, both formed under the laws of Delaware as a limited liability company. All inter-company accounts and transactions have been eliminated in consolidation for the Fund. As of June 30, 2024, Pender Credit Holdings I, LLC and Pender ABL I OW, LLC hold assets in the amount of $58,063,622 and $886,008 representing 16.13% and 0.25% respectively of the Fund’s consolidated net assets.

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates

The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The policies are in conformity with generally accepted accounting principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

2. Significant Accounting Policies (cont.)

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 4).

Upfront investment income or other payments are sometimes charged to borrowers at the closing of a loan investment transaction. This income is received at the time of closing and then deferred to be recognized as investment income over the term of the loan. For the six months ended June 30, 2024, the Fund accrued income of $2,142,707 for these transactions and, as of June 30, 2024, the Fund has $1,319,963 of unearned upfront investment income.

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for financial reporting.

Federal Income Taxes

The Fund intends to elect to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes. The Fund expects to operate in such a manner to qualify as a REIT. The Fund’s qualification for taxation as a REIT will depend upon its ability to meet the various REIT qualification tests imposed under the Code (as defined herein). No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of shares, and the percentage of the taxable income that the Fund distributes.

Distribution to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the December 31, 2024 fiscal year end.

Investment Valuation

UMB Fund Services, Inc. (the “Administrator”) calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments at fair value. The Board has delegated the day to day responsibility for fair value determinations in accordance with the Valuation Procedures and pricing to the Investment Manager (“Valuation Designee”), subject to oversight by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

2. Significant Accounting Policies (cont.)

principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed to not reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’.

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Private Debt Investments.    Loans held by the Fund are valued on an individual loan level and fair valuation of such loans are performed using inputs that incorporate borrower level data and a comparison of the stated interest rate on the loan as compared to prevailing market interest rates. The Fund expects that any loans held by the Fund will be secured by real property, and that the Fund will value such loans based on the ability of a borrower to repay a loan secured by the real estate property. The Fund expects to value such loans based on property level reporting by the borrower with respect to the following factors: net operating income, occupancy rates, rent rolls, property expenses, balance sheets and bank statements and a review of the property’s fair market value, if obtainable. As the Investment Manager receives this reporting, the Investment Manager reviews the information and inputs the appropriate data into the fair valuation. Although the minimum reporting requirement is generally monthly, many sponsors provide weekly occupancy reports and other qualitative updates more frequently. The Investment Manager intends to monitor and assess the key primary property-level data points on a daily basis, although these major property inputs rarely change daily. The Investment

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

2. Significant Accounting Policies (cont.)

Manager will also closely evaluate that data if the loan is determined to be non-performing (the borrower has not made scheduled payments for 90 days) or the Investment Manager has determined that the collection of interest is less than probable or the collection of any portion of the loan’s principal is doubtful due to the occurrence of a Significant Event.

Real Estate Owned Investments.    The Fund may acquire real estate through foreclosure of the collateral securing a nonperforming loan (“Real Estate Owned” or “REO”). The estimated fair value of the investments in REOs is determined, at the discretion of the Investment Manager, by using internally prepared models or third-party valuation appraisals. Upon the acquisition and sale of the REO, the Fund recognizes a realized gain or loss based on the proceeds related to the REO, less transaction costs, and cost of investment in loan, including unpaid accrued interest receivable. Differences between the cost basis of the investment in the REO and its fair value represents unrealized gain or loss. Change in unrealized gain and loss during a period is reflected in the consolidated statement of operations. As of June 30, 2024, the Fund had a fair market value of $36,164,668 in REOs.

3. Fair Value Disclosures

The Fund has established and documented processes and methodologies for determining the fair values of portfolio investments on a recurring basis in accordance with ASC Topic 820 — Fair Value Measurements and Disclosures (“ASC Topic 820”). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

•        Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access.

•        Level 2 — Inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly. These inputs may include: (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable for the asset; or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

•        Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a readily available market price for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirely is determined based on the lowest level input that is significant to the fair value measurement.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

3. Fair Value Disclosures (cont.)

In the case of the Fund’s investments in loans and REOs, the Fund typically holds these positions as level 3 fair value instruments. In doing so on loans, the Fund takes into consideration timely payment of interest and maintenance of loan covenants over the course of the holding period. On REOs, the Fund takes into consideration third-party appraisals and market comparisons on similar assets. In the event facts and circumstances change, the Fund will determine whether an adjustment to the fair value of the loan or REO should be made. Such adjustment may potentially take into consideration a range of factors, including, but not limited to, the size of the original loan, the rate of interest, loan-to value ratio, value of collateral package, maturity, the nature of the loan or REO, and the nature of the borrower.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2024:

Investments	Fair Value Measurements at the End of the Reporting Period Using			Total
	Level 1	Level 2	Level 3
Security Type
Private Debt	$—	$—	$384,960,669	$384,960,669
Real Estate Owned	—	—	36,164,668	36,164,668
Total	$—	$—	$421,125,337	$421,125,337

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning Balance as of January 1, 2024	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions		Sales, Distributions or Conversions		Net Realized Gain	Change in net unrealized appreciation	Ending Balance as of June 30, 2024
Private Debt	$326,436,281	$—	$—	$156,725,285	(1)	$(98,443,740	)(2)	$—	$242,843	$384,960,669
Real Estate Owned	3,478,162	—	—	32,769,006	(2),(3)	—		—	(82,500)	36,164,668
	$329,914,443	$—	$—	$189,494,291		$(98,443,740)		$—	$160,343	$421,125,337

____________

(1)   Includes a $159,084 change in unfunded commitments.

(2)   Includes $32,948,836 in private debt that converted to $32,948,836 in real estate owned.

(3)   Includes a $(179,830) change in unfunded commitments.

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of June 30, 2024 is $19,280.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2024:

Type of Level 3 Investment	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Inputs	Range of Inputs/ (weighted average)	Impact on Valuation from an Increase in Input
Private Debt	$384,960,669	Factor Analysis	Credit Score Adjustment	(50) – 50	Increase
			Recovery Analysis	Not applicable	Not applicable
Real Estate Owned	$36,164,668	Qualitative Factors	Market Comparison and Broker Appraisal	Not applicable	Not applicable

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

4. Fees and Transactions with Related Parties and Other Agreements

The Fund has entered into an Investment Management Agreement with the Investment Manager, pursuant to which the Investment Manager will provide investment advisory services to the Fund. For providing these services, the Investment Manager is entitled to a fee consisting of three components: the Management Fee, the Incentive Fee, and the Loan Servicing Fee. The Management Fee is an annual rate equal to 1.45% of the Fund’s average daily calculated NAV, payable monthly in arrears. The Incentive Fee is calculated and payable monthly in arrears in an amount equal to 10% of the Fund’s realized “pre-incentive fee net investment income” for the immediately preceding month. “Pre-incentive fee net investment income” is defined as interest income, dividend income and any other income accrued during the calendar month, minus the Fund’s operating expenses for the month (including the Investment Management Fee, expenses payable to the Administrator, any interest expense and dividends paid on any issued and outstanding preferred shares but excluding the Incentive Fee, any realized gains, realized capital losses or unrealized capital appreciation or depreciation).

The Loan Servicing Fee is a fee calculated at an annual rate of 0.05%, payable monthly in arrears, based upon the Fund’s net assets as of month-end for providing loan servicing to the Fund. Such services include collecting and applying broker loan payments, reviewing all financial information to ensure it is in accordance with the loan documents, reviewing and approving capital expenditure draws, coordinating pay-off demands, payment of property taxes and insurance, and coordinating collections and litigation in the event of default; and all such other duties or services necessary for the appropriate servicing of loans held by the Fund. For the six months ended June 30, 2024, the Fund incurred $2,480,448, $1,665,935 gross of a voluntary waiver, and $87,028 for the Management Fee, Incentive Fee, and Loan Servicing Fee, respectively.

Certain Fund officers are also officers of the Investment Manager.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, loan servicing fees, Incentive Fees, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.75% and 2.50% of the average daily net assets of I1 and I2 Class Shares respectively. The Expense Limitation and Reimbursement Agreement will remain in effect until August 12, 2025 and will automatically renew for consecutive one-year terms thereafter. Either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice. During the six months ended June 30, 2024, the Investment Manager did not waive any fees or reimburse any expenses subject to the terms of the Expense Limitation and Reimbursement Agreement.

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. During the six months ended June 30, 2024 the Investment Manager recouped $498,512 from previously waived Management Fees and reimbursed expenses. As of June 30, 2024, all previously waived or reimbursed expenses have been recouped by the Investment Manager. A portion of this amount represents organizational expenses previously paid by the Investment Manager.

On June 1, 2023, the Investment Manager agreed to voluntarily waive a portion of the Incentive Fee. The Investment Manager reserves the right to cease the voluntary waiver at any time. For the six months ended June 30, 2024, $410,088 of Incentive Fees were voluntarily waived and are not subject to recoupment by the Investment Manager.

During the six months ended June 30, 2024, there were $88,850 of litigation expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The amount did cause the ratio of net expenses to average net assets of the I1 Class and I2 Class Shares to exceed their contractual expense limitations.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

4. Fees and Transactions with Related Parties and Other Agreements (cont.)

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2024 are reported on the Statement of Operations.

UMB Distribution Services, LLC serves as the Fund’s distributor (also known as the principal underwriter); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended June 30, 2024, the Fund’s allocated UMBFS fees are reported on the Statement of Operations.

5. Other Agreements

The Fund has adopted a Distribution and Service Plan with respect to I1 Class Shares in compliance with Rule 12b-1 under the 1940 Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its I1 Class Shares. Under the Distribution and Service Plan, the Fund is permitted to pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to I1 Class Shares (the “Distribution and Servicing Fee”) to the Fund’s distributor and/or other qualified recipients. The Distribution and Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund’s I1 Class. For the six months ended June 30, 2024, $165,474 had been incurred for I1 Class distribution fees.

6. Capital Share Transactions

Fund shares are continually offered under Rule 415 of the Securities Act of 1933, as amended. As an interval fund, the Fund has adopted a fundamental policy requiring it to make quarterly repurchase offers pursuant to Rule 23c-3 of the 1940 Act. Each quarterly repurchase offer will be for no less than 5% and no more than 25% of the Fund’s Shares outstanding. If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund. During the six months ended June 30, 2024, the Fund completed two quarterly repurchase offers. The results of the repurchase offers were as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
December 18, 2023	January 22, 2024	January 22, 2024	5%	6.00%	2,085,274
March 18, 2024	April 22, 2024	April 22, 2024	5%	5.00%	1,780,221

7. Investment Transactions

Purchases and sales of investments for the six months ended June 30, 2024, were $156,566,201 and $65,395,215, respectively.

8. Commitments and Contingencies

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund expects the risk of loss to be remote. The Fund may enter into unfunded commitments. As of June 30, 2024 the total unfunded amount was $12,741,019 or 3.54% of the Fund’s net assets.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

9. Federal Tax Information

This section discusses certain U.S. federal income tax considerations relating to the ownership of Shares in the Fund. The Fund intends to elect to be taxed as a REIT for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund expects to operate in a manner to qualify as a REIT. The Fund’s qualification for taxation as a REIT will depend upon its ability to meet the various and complex REIT qualification tests imposed under the Code on a continuous basis. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies for taxation as a REIT, it generally will be allowed to deduct dividends paid to its Shareholders and, as a result, it generally will not be subject to U.S. federal income tax on that portion of its ordinary income and any net capital gain that it annually distributes to its Shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions (at least 90% of the Fund’s annual REIT taxable income) to its Shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distributions requirements. Even if the Fund qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

As of the Fund’s most recent tax year end, December 31, 2023, components of net assets are as follows:

Paid-in Capital	Total Distributable Earnings
$341,980,782	$184,413

For the year ended December 31, 2023, the tax character of distributions paid are as follows:

Distribution paid from:
Return of Capital	$—
Distributable Earnings	14,185,969
Total Distributions	$14,185,969

For the year ended December 31, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes are as follows:

Cost of Investments	$329,649,943
Gross Unrealized Appreciation	797,672
Gross Unrealized Depreciation	(533,172)
Net Unrealized Appreciation (Depreciation) on Investments	$264,500

10. Risk Factors

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

General Economic and Market Conditions.    The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Limited Liquidity.    Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

10. Risk Factors (cont.)

Real Estate Risk.    Since the business of the Fund consists of real estate lending, the Fund’s performance depends on the ability of its borrowers to repay their loans. In turn, the Fund’s borrowers are subject to local, regional, and national real estate market and economic conditions beyond their control and beyond the control of the Fund. Such risks include, but are not limited to the risks associated with the general economic climate, local real estate conditions (including the availability of excess supply of properties relative to demand), demographic changes, changes in the availability of financing, credit risk arising from the financial condition of tenants, buyers, and sellers of properties, geographic market concentration, competition from other space, vacancy, tenant defaults, construction related risks, condemnation, taxes, government regulations (such as changes in regulations governing land usage, improvements, zoning, and environmental issues), natural and man-made disasters, liability arising out of the presence of certain construction materials, uninsurable losses, and fluctuations in interest rates. The Fund intends to lend to borrowers who own a variety of types of property, including office property, industrial property, retail property, multifamily property and mixed-use property. The foregoing real estate risks may be more prevalent or pronounced in one or more of these property types from time to time.

Real Estate Lending Risk.    Real estate lending is a highly competitive business. The Fund will be competing for business against other lenders, including traditional institutional lenders, other real estate lending funds, individual lenders, and other so-called private lenders. If the Fund fails to source an adequate number of secured real estate loans in the face of such competition, it will be unable to accumulate a substantial enough loan portfolio to support its financial objectives.

Real Estate Related Risk.    The Fund will invest over 25% of its total assets in the real estate industry, The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; and natural disasters. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of asset type, geographic location, sector, industry or securities instrument.

Debt Securities.    Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including sovereign issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.

Cash Concentration Risk.    The Fund may hold varying concentrations of cash and cash equivalents periodically which may consist primarily of cash, deposits in money market accounts and other short-term investments which are readily convertible into cash and have an original maturity of three months or less. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

Pender Real Estate Credit Fund Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

11. Line of Credit Agreements

As of April 24, 2023, Pender Credit Holdings I, LLC, a wholly-owned subsidiary of the Fund, as borrower, entered into an amendment to its Credit and Security Agreement (“Veritex Facility”) with Veritex Community Bank, a Texas state bank, as administrative agent (the “Agent”) and certain lenders from time to time party thereto and the Fund, as guarantor of the Veritex Facility, entered into an Amended, Restated and Reaffirmed Guaranty. Separately, as of the same date, Pender ABL I OW, LLC, a wholly-owned subsidiary of the Fund, as borrower, the Fund, as corporate guarantor and other parties thereto entered into an amendment to the Loan and Security Agreement (“Oakwood Facility” and together with the Veritex Facility, the “Facilities”) with Oakwood Bank, as lender (“Lender”) and the Fund, as guarantor of the Oakwood Facility, entered into an Amended, Restated and Reaffirmed Guaranty. Both Facilities are secured by the assets of the applicable borrower, but not by the assets of the Fund as guarantor. The Veritex Facility provides for borrowings on a committed basis in an aggregate principal amount up to $100,000,000, subject to a borrowing base, which may be increased by agreement of the parties thereto under the terms of the Veritex Facility. The Oakwood Facility provides for borrowings on a committed basis in an initial aggregate principal amount of up to $15,000,000, subject to a borrowing base.

The Fund pays interest on the Oakwood Facility line of credit at a per annum rate equal to the lesser of (a) the maximum rate permitted by law, or (b) the greater of (i) the prime rate minus 0.125%, or (ii) 4.00%. During the six months ended June 30, 2024, the average principal balance, maximum outstanding balance, and average interest rate were approximately $0, $8,000,000, and 8.375% per annum, respectively. As of June 30, 2024, there was no principal outstanding balance.

The Fund pays interest on the Veritex Facility line of credit at a per annum rate equal to the lesser of (a)(i) Term SOFR plus an applicable margin of 3.25% per annum or (ii) if applicable, the base rate (as defined below) or (b) the maximum rate permitted by law; provided that in no event shall the interest rate be less than 4.00% per annum. The rate is subject to a 0.25% increase if the Borrower and its affiliates fail to maintain certain deposits with Veritex. The base rate, for any day, is equal to the sum of (A) 3.25% per annum plus (B) the highest of (i) the prime rate in effect on such day (ii) the Federal Funds Effective Rate in effect on such day plus 0.50% and (iii) Term SOFR for a one-month term in effect on such day. During the six months ended June 30, 2024, the average principal balance, maximum outstanding balance, and average interest rate were approximately $34,255,494, $70,000,000, and 8.58% per annum, respectively. As of June 30, 2024, the principal outstanding balance was $58,000,000.

Expenses for the loans are paid by the Fund. During the six months ended June 30, 2024, the Fund incurred $1,527,312 in interest expenses.

12. Subsequent Events

The Fund completed a quarterly repurchase offer on July 22, 2024. 876,608 shares of Class I1 and 423,569 shares of Class I2 were repurchased. The shares repurchased were made on a pro-rata basis and represented 3.58% of the Fund’s outstanding shares on the Repurchase Pricing Date.

On August 15, 2024, A Class Shares of the Fund commenced operations.

The Fund has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Pender Real Estate Credit Fund

Additional Information June 30, 2024 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-877-773-7703 or (ii) by visiting the SEC’s website at www.sec.gov.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-877-773-7703 or on the SEC website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

Investment Manager Pender Capital Management, LLC 11766 Wilshire Boulevard, Suite 1460 Los Angeles, CA 90025	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Custodian Bank UMB Bank, N.A. 1010 Grand Boulevard Kansas City, MO 64106	Distributor UMB Distribution Services, LLC 235 West Galena Street Milwaukee, WI 53212
Independent Registered Public Accounting Firm Grant Thornton LLP 171 N. Clark Street, Suite 200 Chicago, IL 60601	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.  Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in Security Lending Activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.  Exhibits.

(a) (1)	Code of ethics. Not applicable to semi-annual reports.
(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a) (5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pender Real Estate Credit Fund

/s/ Cory Johnson
By: Cory Johnson
President & Principal Executive Officer
September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Cory Johnson
By: Cory Johnson
President & Principal Executive Officer
September 5, 2024

/s/ Jay Yang
By: Jay Yang
Treasurer & Principal Financial Officer
September 5, 2024